[LETTERHEAD OF CHASE GLOBAL FUNDS SERVICES COMPANY
       73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108]




July 1, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:     Office of Filings, Information and Consumer
Services

Re:       UAM Funds, Inc.
          File Nos. 33-25355 / 811-5683
          ________________________________


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, UAM Funds, Inc. (the
"Registrant") certifies that (a) the supplements to the prospectuses and statements of additional information dated June 30, 1997, with respect to the C & B Portfolios Institutional Class Shares and Sterling Partners' Portfolios Institutional Class Shares, do not differ from those contained in Post-Effective Amendment No. 48 ("Amendment No. 48") to the Registrant's Registration Statement on Form N-1A, and (b) Amendment No. 48 was filed electronically with the Commission (Accession No. 0000950109-97-004825) on June 30, 1997.

If there are any questions in connection with this filing, please call me directly at (617) 557-8820.

Very truly yours,


/s/ Karl O. Hartmann
____________________
Karl O. Hartmann
Assistant Secretary


cc:  G. French
     M. DeFao
     E. Glenn
     P. Thompson
     A. Talley
     K. O'Neill